Other Liabilities - Schedule Of Other Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Liabilities [Abstract]
Financial guarantee liability	$ 147	$ 219
Deferred share units liability	7,624	7,093
Loyalty liability	270	0
Total	$ 8,041	$ 7,312